TCL ZHONGHUAN RENEWABLE ENERGY TECHNOLOGY CO. LTD. (“TZE”) - Financing Transactions with TZE (Details)					1 Months Ended	12 Months Ended
	Aug. 30, 2024 USD ($) $ / shares shares	Jun. 20, 2024 USD ($) board_seat $ / shares shares	Apr. 13, 2021 $ / shares shares	Aug. 26, 2020 USD ($) shares	Apr. 30, 2021 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 01, 2023 USD ($)	May 31, 2024 USD ($)	May 19, 2023 $ / shares	Aug. 17, 2022 USD ($)
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares) | shares				89,157
Shares issued, price per share (in USD per share) | $ / shares										$ 2,800
Net proceeds from issuance of convertible debt						$ 70,125,000	$ 0	$ 187,232,000
Conversion of convertible debts to equity						119,321,000
Net proceeds from issuance of ordinary shares					$ 169,700,000	$ 96,446,000	193,491,000	$ 0
Consideration received on transaction				$ 298,000,000.0
Zhonghuan Singapore Investment and Development Pte. Ltd. (“TZE SG”)
Related Party Transaction [Line Items]
Number of board designees | board_seat		1
Maxeon
Related Party Transaction [Line Items]
Number of board designees | board_seat		2
Maxeon | Zhonghuan Singapore Investment and Development Pte. Ltd. (“TZE SG”)
Related Party Transaction [Line Items]
Percentage of ownership after transaction		23.53%
Maxeon | Tianjin Zhonghuan Semiconductor Co., Ltd. (TZE)
Related Party Transaction [Line Items]
Ownership percentage of non-controlling owner	69.30%					59.60%
Convertible debt
Related Party Transaction [Line Items]
Convertible notes						$ 306,958,000	207,000,000
Existing 1L Notes | Convertible debt
Related Party Transaction [Line Items]
Convertible notes						$ 209,500,000	207,000,000.0		$ 25,000,000		$ 207,000,000.0
Interest rate percentage		7.50%									7.50%
Conversion ratio percentage											0.97
Original debt		$ 25,000,000.0
Interest percentage, interest paid in cash and in-kind		0.0850									0.040
Interest percentage, interest paid in cash		0.0750									0.035
New 1L Notes and Investor Warrants | Convertible debt
Related Party Transaction [Line Items]
Convertible notes		$ 97,500,000
New 1L Notes | Convertible debt
Related Party Transaction [Line Items]
Convertible notes		$ 72,000,000					$ 97,500,000
Interest rate percentage		9.00%
Net proceeds from issuance of convertible debt		$ 70,000,000.0
Conversion of convertible debts to equity		$ 25,000,000.0
Interest percentage, interest paid in cash and in-kind		0.030
Interest percentage, interest paid in cash		0.060
New 1L Notes | Convertible debt | Zhonghuan Singapore Investment and Development Pte. Ltd. (“TZE SG”)
Related Party Transaction [Line Items]
Consideration paid to third-party		$ 2,500,000
Amended 1L Notes | Convertible debt | Maxeon | Zhonghuan Singapore Investment and Development Pte. Ltd. (“TZE SG”)
Related Party Transaction [Line Items]
Percentage owned		1
Investor warrants | New 1L Notes
Related Party Transaction [Line Items]
Exercise price of warrants (in USD per share) | $ / shares		$ 1
Number of securities called by warrants (in number of shares) | shares		1,345,663
Issuance of common stock through exercise of warrants (in shares) | shares		1,345,663
Net proceeds from issuance of ordinary shares		$ 1,300,000
Tianjin Zhonghuan Semiconductor Co., Ltd. (TZE)
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares) | shares			18,700
Price per share (USD per share) | $ / shares			$ 1,800
Tianjin Zhonghuan Semiconductor Co., Ltd. (TZE) | 2024 TZE Private Placement
Related Party Transaction [Line Items]
Number of shares issued in transaction (in shares) | shares	82,919
Price per share (USD per share) | $ / shares	$ 1,206
Consideration received on transaction	$ 100,000,000